Fair Value Measurements and Hierarchy - Option Pricing (Details) - Private Placement Warrants - Level 3	Dec. 31, 2022 $ / shares Y	Dec. 31, 2021 Y $ / shares
Volatility
Fair Value Measurements and Hierarchy
Warrants, measurement input	0.55	0.60
Risk-free interest rate
Fair Value Measurements and Hierarchy
Warrants, measurement input	0.0411	0.0126
Exercise price
Fair Value Measurements and Hierarchy
Warrants, measurement input | $ / shares	11.50	11.50
Expected term
Fair Value Measurements and Hierarchy
Warrants, measurement input | Y	3.9	4.9